25. Related Parties - Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Short-term employee benefits	€ 2,936	€ 2,598	€ 2,683
Termination benefits	0	264	0
Share-based payments	1,848	1,738	1,229
Key management personnel compensation	€ 4,784	€ 4,600	€ 3,912